Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finance Costs [Abstract]
Interest expense on loan due to a related company		$ 312	$ 169
Interest expense on loan due to a shareholder	351
Interest expense on loan due to bank borrowings	114	10
Interest expense on loan due to other borrowings	84
Total	$ 549	$ 322	$ 169